Selected Statements of Operations Data (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Income:
Interest income	$ 1,455	$ 572	$ 489
Foreign currency exchange gain	784	215	424
Financial income	2,239	787	913
Financial expenses:
Bank charges	(15)	(58)	(23)
Foreign currency exchange loss	(1,088)	(340)	(74)
Financial expenses	(1,103)	(398)	(97)
Financial income, net	$ 1,136	$ 389	$ 816